Shareholders' Equity - Additional Information (Detail) - USD ($)	Sep. 26, 2021	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Preference shares, authorized	5,000,000		5,000,000	5,000,000
Preferred stock, par value	$ 0.0001		$ 0.0001	$ 0.0001
Preferred Stock, Shares Issued	0		0	0
Preference shares, outstanding	0		0	0
Common stock, shares authorized	550,000,000		550,000,000	550,000,000
Common stock, par value (in Dollars per share)	$ 0.0001		$ 0.0001	$ 0.0001
Common Stock Shares Issued	115,805,639		115,805,639
Common Stock Shares Outstanding	67,673,884		67,673,884	67,673,884
Empower Ltd [Member]
Preference shares, authorized		5,000,000	5,000,000
Preferred stock, par value		$ 0.0001	$ 0.0001
Preferred Stock, Shares Issued		0	0
Preference shares, outstanding		0	0
Common Stock Shares Issued			67,673,884	67,673,884
Class A Ordinary shares [Member] | Empower Ltd [Member]
Common stock, shares authorized		500,000,000	500,000,000
Common stock, par value (in Dollars per share)		$ 0.0001	$ 0.0001
Common Stock Shares Issued		0	25,000,000
Common Stock Shares Outstanding		0	25,000,000
Ordinary shares subject to possible redemption (in Dollars)		$ 25,000,000
Class B ordinary shares [Member] | Empower Ltd [Member]
Common stock, shares authorized		50,000,000	50,000,000
Common stock, par value (in Dollars per share)		$ 0.0001	$ 0.0001
Common Stock Shares Issued		6,250,000	6,250,000
Common Stock Shares Outstanding		6,250,000	6,250,000
Founder shares converted basis percentage		20.00%	20.00%